Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2022
Condensed Financial Information of the Parent Company (Tables) [Line Items]
Schedule of parent company balance sheets
	December 31, 2022	December 31, 2021
ASSETS
Current assets
Cash	6,417,339	-
Advances to suppliers and other	4,201,354	-
Non-current assets
Investment in subsidiaries	$8,726,358	$6,894,322
Total assets	$19,345,051	$6,894,322
LIABILITIES AND SHAREHOLDERS’ EQUITY
LIABILITIES	$1,000	$-

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Class A shares, 450,000,000 shares authorized; 11,000,000 shares issued and outstanding as of December 31, 2022; 8,000,000 shares issued and outstanding as of December 31, 2021	1,100	800
Class B shares, 50,000,000 shares authorized; 1,000,000 shares issued and outstanding as of December 31, 2022 and 2021	100	100
Additional paid-in capital	10,645,122	1,060,510
Retained earnings	9,081,671	5,605,710
Accumulated other comprehensive (loss) gain	(383,942)	227,202
Total shareholders’ equity	19,344,051	6,894,322
Total liabilities and shareholders’ equity	$19,345,051	$6,894,322

Schedule of parent company statements of comprehensive income
	2022	2021	2020
Income before taxes excluded the amounts of loss incurring entities	$3,887,240	$3,786,691	$2,636,948
PRC EIT tax rates	15%	15%	15%
Tax at the PRC EIT tax rates	$583,086	$568,005	395,542
Tax effect of R&D expenses deduction	(139,840)	(148,033)	(67,793)
Tax effect of accumulated loss	(18,166)	(23,132)	(4,835)
Tax effect of non-deductible expenses	12,692	11,424	62,827
Tax refund from prior years	-	(106,348)	-
Income tax expenses	$437,771	$301,916	$385,741

Schedule of parent company statements of cash flows
	For the Years Ended December 31,
	2022	2021	2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$3,475,961	$3,394,649	$2,213,372
Adjustments to reconcile net cash flows from operating activities:
Equity in earnings of subsidiaries	(3,475,111)	(3,394,649)	(2,213,372)
Changes in operating assets and liabilities:
Other current liabilities	(1,000)	-	-
Net cash used in operating activities	(150)	-	-

CASH FLOW FROM INVESTING ACTIVITIES
Advance for potential land purchase	(4,201,354)	-	-
Net cash used in investing activities	(4,201,354)	-	-

CASH FLOW FROM FINANCING ACTIVITIES
Proceeds from IPO	10,080,231	-	-
Net cash provided in financing activities	10,080,231	-	-
EFFECT OF FOREIGN EXCHANGE	538,612
CHANGES IN CASH AND RESTRICTED CASH	6,417,339	-	-
CASH AND RESTRICTED CASH, beginning of year	-	-	-
CASH AND RESTRICTED CASH, end of year	$6,417,339	$-	-

Parent Company [Member]
Condensed Financial Information of the Parent Company (Tables) [Line Items]
Schedule of parent company statements of comprehensive income
	For the Years Ended December 31,
	2022	2021	2020
EQUITY IN EARNINGS OF SUBSIDIARIES	$3,475,961	$3,394,649	$2,213,372
NET INCOME	3,475,961	3,394,649	2,213,372
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	(611,144)	122,397	193,531
COMPREHENSIVE INCOME ATTRIBUTABLE TO THE COMPANY	$2,864,817	$3,517,046	$2,406,903